111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

July 29, 2021

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Aggressive Growth Allocation Fund, MFS® Conservative Allocation Fund, MFS® Growth Allocation Fund, and MFS® Moderate Allocation Fund (the “Funds”) Post-Effective Amendment No. 164 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing by pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 164 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 163 to the above-captioned Registration Statement, except in the case of the Prospectuses for the Funds and the Statement of Additional Information, which have been marked against Post-Effective Amendment No. 159.

This Amendment is being filed in order to reflect the addition of Class R6 Shares to the Funds, and in connection therewith, make certain other updates.

Please note that the references “TBU in 485(b)” and “report does not exist”, which appear in the Prospectuses for the Funds and the Statement of Additional Information, will be replaced with the appropriate required information in the 485(b) filing.

If possible, we would appreciate receiving comments by Friday, September 10, 2021, in order to meet our clearing and printing schedule.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846.

Sincerely,

THOMAS H. CONNORS
Thomas H. Connors
Vice President and Senior Counsel

THC/mjy

Enclosures